American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
April 30, 2025

Focused Dynamic Growth - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.1%
Rocket Lab USA, Inc.(1)(2)	1,535,057	33,448,892
Automobiles — 6.3%
Tesla, Inc.(1)	361,246	101,929,171
Beverages — 1.0%
Boston Beer Co., Inc., Class A(1)	16,810	4,131,898
Constellation Brands, Inc., Class A	62,950	11,805,643
		15,937,541
Biotechnology — 10.4%
Alnylam Pharmaceuticals, Inc.(1)	200,045	52,659,846
Argenx SE, ADR(1)	43,091	27,799,728
Ascendis Pharma AS, ADR(1)	228,053	38,869,353
Blueprint Medicines Corp.(1)	238,858	21,377,791
Regeneron Pharmaceuticals, Inc.	46,412	27,789,649
		168,496,367
Broadline Retail — 9.9%
Amazon.com, Inc.(1)	867,825	160,044,287
Capital Markets — 0.6%
S&P Global, Inc.	19,616	9,808,981
Energy Equipment and Services — 0.8%
Cactus, Inc., Class A	347,774	13,194,546
Entertainment — 6.0%
Netflix, Inc.(1)	70,286	79,544,072
Spotify Technology SA(1)	27,595	16,942,778
		96,486,850
Financial Services — 6.3%
Adyen NV(1)	19,306	31,241,218
Block, Inc.(1)	302,722	17,700,155
Mastercard, Inc., Class A	95,285	52,221,897
		101,163,270
Health Care Equipment and Supplies — 2.5%
Intuitive Surgical, Inc.(1)	77,675	40,064,765
Hotels, Restaurants and Leisure — 4.9%
Cava Group, Inc.(1)	177,885	16,441,910
Chipotle Mexican Grill, Inc.(1)	875,489	44,229,704
DoorDash, Inc., Class A(1)	95,213	18,365,636
		79,037,250
Insurance — 1.1%
Kinsale Capital Group, Inc.	39,488	17,187,547
Interactive Media and Services — 11.1%
Alphabet, Inc., Class C	1,114,630	179,332,821
IT Services — 3.3%
Okta, Inc.(1)	234,244	26,272,807
Shopify, Inc., Class A(1)	286,306	27,199,070
		53,471,877
Machinery — 1.0%
Westinghouse Air Brake Technologies Corp.	84,114	15,539,220
Pharmaceuticals — 0.4%
Structure Therapeutics, Inc., ADR(1)(2)	264,794	7,149,438

Professional Services — 2.4%
Paylocity Holding Corp.(1)	141,330	27,149,493
Verisk Analytics, Inc.	38,060	11,282,126
		38,431,619
Semiconductors and Semiconductor Equipment — 15.9%
ARM Holdings PLC, ADR(1)(2)	194,613	22,195,613
Monolithic Power Systems, Inc.	17,172	10,184,713
NVIDIA Corp.	2,059,070	224,273,904
		256,654,230
Software — 13.7%
Cadence Design Systems, Inc.(1)	158,389	47,158,741
Docusign, Inc.(1)	287,017	23,463,640
HubSpot, Inc.(1)	52,724	32,240,726
Intuit, Inc.	16,762	10,517,652
Microsoft Corp.	164,194	64,899,320
Salesforce, Inc.	156,962	42,177,259
		220,457,338
TOTAL COMMON STOCKS (Cost $809,375,424)		1,607,836,010
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,411	18,411
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,435,318	4,435,318
		4,453,729
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $822,925), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $806,639)		806,542
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/27, valued at $6,580,138), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $6,451,781)		6,451,000
		7,257,542
TOTAL SHORT-TERM INVESTMENTS (Cost $11,711,271)		11,711,271
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $821,086,695)		1,619,547,281
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,052,036)
TOTAL NET ASSETS — 100.0%		$1,613,495,245

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	698,877	USD	766,438	Bank of America N.A.	6/27/25	$27,879
EUR	1,052,177	USD	1,159,966	Morgan Stanley	6/27/25	35,897
USD	3,408,221	EUR	3,132,268	Bank of America N.A.	6/27/25	(151,794)
USD	624,376	EUR	575,165	Bank of America N.A.	6/27/25	(29,334)
USD	796,659	EUR	718,183	Bank of America N.A.	6/27/25	(19,600)
USD	1,220,068	EUR	1,077,275	Bank of America N.A.	6/27/25	(4,321)
USD	3,408,534	EUR	3,132,268	Goldman Sachs & Co.	6/27/25	(151,481)
USD	3,408,085	EUR	3,132,268	Morgan Stanley	6/27/25	(151,930)
USD	607,061	EUR	556,688	Morgan Stanley	6/27/25	(25,649)
USD	3,407,266	EUR	3,132,268	UBS AG	6/27/25	(152,749)
						$(623,082)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,585,770. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $12,825,934, which includes securities collateral of $8,390,616.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,576,594,792	$31,241,218	—
Short-Term Investments	4,453,729	7,257,542	—
	$1,581,048,521	$38,498,760	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$63,776	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$686,858	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.